WARRANT DERIVATIVE LIABILITY (Details) - Summary of derivative warrants outstanding	9 Months Ended
Sep. 30, 2022 $ / shares shares
WARRANT DERIVATIVE LIABILITY (Details) - Summary of derivative warrants outstanding [Line Items]
Number Issued	18,964,343
Number Outstanding	17,945,660
5-Dec-17 [Member]
WARRANT DERIVATIVE LIABILITY (Details) - Summary of derivative warrants outstanding [Line Items]
Expiry Date	5-Dec-22
Exercise Price (in Dollars per share) | $ / shares	$ 18
Number Issued	1,533,333
Number Outstanding	1,533,156
10-Apr-18 [Member]
WARRANT DERIVATIVE LIABILITY (Details) - Summary of derivative warrants outstanding [Line Items]
Expiry Date	10-Apr-23
Exercise Price (in Dollars per share) | $ / shares	$ 10.5
Number Issued	1,126,665
Number Outstanding	1,126,665
10-May-18 [Member]
WARRANT DERIVATIVE LIABILITY (Details) - Summary of derivative warrants outstanding [Line Items]
Expiry Date	10-Apr-23
Exercise Price (in Dollars per share) | $ / shares	$ 10.5
Number Issued	168,889
Number Outstanding	168,889
10-Aug-18 [Member]
WARRANT DERIVATIVE LIABILITY (Details) - Summary of derivative warrants outstanding [Line Items]
Expiry Date	10-Aug-23
Exercise Price (in Dollars per share) | $ / shares	$ 2.92
Number Issued	7,679,574
Number Outstanding	6,661,068
21-Mar-19 [Member]
WARRANT DERIVATIVE LIABILITY (Details) - Summary of derivative warrants outstanding [Line Items]
Expiry Date	21-Mar-24
Exercise Price (in Dollars per share) | $ / shares	$ 3.95
Number Issued	8,455,882
Number Outstanding	8,455,882